Loss Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	4,797,391	4,915,741	5,865,811